STOCKHOLDERS' DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Black-Scholes Pricing Model Assumptions Used to Calculate Fair Market Value of Conversion Feature of Convertible Promissory Note

Using the Black-Scholes pricing model, with the inputs listed below, we calculated the fair market value of the conversion feature to be approximately $162,000 at the note’s inception and $106,000 as of September 30, 2012. The Company revalued the conversion feature at September 30, 2012 in the same manner with the inputs listed below and recognized a gain on the change in fair value of the derivative liability on the accompanying consolidated statement of operations of approximately $56,000.

	September 30, 2012	March 31, 2012
Annual dividend yield	-	-
Expected life (years)	0.50	0.99
Risk-free interest rate	.17%	0.19%
Expected volatility	72%	119%

A summary of the status of the stock option grants under the Plan

A summary of the status of the stock option grants under the Plan as of the years ended December 31, 2007, 2008, 2009, 2010 and 2011 and changes during this period are presented as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding January 1, 2007	1,990,000	$2.00
Granted during the year	1,317,159	3.21
Exercised during the year	(20,000)	2.00
Outstanding December 31, 2007	3,287,159	$2.48	4.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2008	3,287,159	$2.48	3.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2009	3,287,159	$2.48	2.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2010	3,287,159	$2.48	1.40
Granted during the year	-
Exercised during the year	-
Expired during the year	(2,057,500)	2.00
Options exercisable at December 31, 2011	1,229,659	$3.21	1.00

Information concerning outstanding and exercisable options

The following table summarizes information concerning outstanding and exercisable options at December 31, 2011:

		OPTIONS OUTSTANDING		OPTIONS EXERCISABLE
Range of Exercise Prices	Outstanding as of 12/31/2011	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable as of 12/31/2011	Weighted- Average Exercise Price

$3.20 - $3.52	1,229,659	1.00	$3.21	767,159	$3.21

A summary of the status of the warrants

A summary of the status of the warrants for the years ended December 31, 2007, 2008, 2009 and 2010 changes during the periods is presented as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding January 1, 2007 (with 50,000 warrants exercisable)	200,000	$5.00
Issued during the year	7,186,694	2.96
Outstanding and exercisable at December 31, 2007	7,386,694	$3.02	4.60
Issued during the year	-	-
Outstanding and exercisable at December 31, 2008	7,386,694	$3.02	3.60
Issued during the year	100,000	3.00
Cancelled during the year	(673,200)	(2.90)
Outstanding and exercisable at December 31, 2009	6,813,494	$3.03	2.76
Issued during the year	500,000	0.50
Cancelled during the year	(426,800)	(2.92)
Outstanding and exercisable at December 31, 2010	6,886,694	$2.85	1.98
Issued during the year	428,581	0.55
Expired during the year	(200,000)	5.00
Outstanding and exercisable at December 31, 2011	7,115,275	$2.65	1.20